Prepaid Expenses and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Deposits.
Prepaid expenses	$ 18,361	$ 3,618
Surety bond collateral	6,793	1,235
Deposits	133	230
Total	$ 25,287	$ 5,083